U.S. Securities and Exchange Commission, Washington, D.C. 20549

FORM 24F-2: Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form. Please print or type.

1.    Name and address of issuer:
          SUNAMERICA EQUITY FUNDS
          The SunAmerica Center
          733 Third Avenue
          New York, NY  10017-3204

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [x]

3.    Investment Company Act File Number:    811-4801

      Securities Act File Number:   33-8021

4(a). Last day of fiscal year for which this Form is filed:
      9/30/99

4(b). Check this box if this notice is being filed late (i.e., more than 90 days  after the end of the issuer's fiscal
      year).  (See Instruction A.2.)     [ ]

4(c). Check this box if this is the last time the issuer will be filing this Form. [ ]

5.    Calculation of registration fee:

(i)   Aggregate sale price of
      securities sold during the fiscal
      year pursuant to section 24(f):             $ 689,623,187

(ii)  Aggregate price of securities redeemed or
      repurchased during the fiscal year:         $ 534,047,137

(iii) Aggregate price of securities redeemed or
      repurchased during any prior fiscal year ending
      no earlier than October 11, 1995 that were not
      previously used to reduce registration fees payable
      to the Commission:                           $ -0-

(iv)  Total available redemption credits [add items
      5(ii) and 5(iii):                           $ 534,047,137



(v)   Net sales - if Item 5(i) is greater than Item 5(iv)
      [subtract Item 5(iv) from Item 5(i)]:       $ 155,576,050

(vi)  Redemption credits available for use in future
      years - if Item 5(i) is less than Item 5(iv)
      [subtract Item 5(iv) from Item 5(i)]:            $  -0-

(vii) Multiplier for determining registration fee
      (See Instruction C.9):                    x .000264

(viii)Registration fee due [multiply Item 5(v) by
      Item 5(vii)] (enter "0" if no fee is due):  $ 41,072.08


6.   Prepaid Shares                                   -0-
     If the response to item 5(i) as determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction
     D): N/A

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
     $ 41,072.08

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
     December 13, 1999
     Method of Delivery:
          [x] Wire Transfer
          [ ] Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Robert M. Zakem
                         Robert M. Zakem, Secretary

Dated:  December 13, 1999

* Please print the name and title of the signing officer below the signature.